                                    Morgan Stanley Institutional Liquidity Funds
                                    1221 Avenue of the Americas
                                    New York, New York 10020
                                    March 3, 2006

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

         Re:  Morgan Stanley Liquidity Institutional Funds
              File Number: 333-104972, 811-21339

Ladies and Gentlemen:

On behalf of the Morgan Stanley Institutional Liquidity Funds (the "Registrant")
and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the
"Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 5 to
Registrant's Registration Statement on Form N-1A, filed on February 28, 2006, constituting the most recent amendment to this Registration Statement (the
"Amendment"), that would have been filed pursuant to Rule 497(c) under the
Securities Act would not have differed from that contained in the Amendment, and
(ii) the text of the Amendment was filed electronically with the Securities and
Exchange Commission on February 28, 2006, accession number 0000950136-06-001491.

If you have any questions or comments regarding this filing, please call Debra
Rubano at (212) 762-5481.

                                         Very truly yours,

                                         Morgan Stanley Institutional Fund, Inc.

                                         By: /s/ Debra Rubano
                                             -----------------------------------
                                             Debra Rubano